UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011.
	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________.
	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

Date of Report (Date of earliest event reported): February 13, 2012

GS MORTGAGE SECURITIES CORPORATION II1
(Exact name of securitizer as specified in its charter)

(Commission File Number of Securitizer)	0001004158 (Central Index Key Number of Securitizer)

Gary Silber, Assistant General Counsel, (212) 855-0754
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 

1 Relates to issuances of Multifamily Mortgage Pass-Through Certificates guaranteed by Freddie Mac, for which the filer acts as depositor.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2012

GS MORTGAGE SECURITIES CORPORATION II
(Securitizer)
By: /s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President